Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019	Nov. 19, 2018
Non-controlling interest	$ (1,288,700)		$ (1,288,700)		$ (1,060,600)	$ (789,400)
Number of financial statements, description			All numbers in these financial statements are rounded to the nearest $100.		All numbers in these financial statements are rounded to the nearest $100.
Cash equivalents
Restricted Cash						139,000
Allowance for doubtful accounts	0		0		11,300	0
Capitalized interest from related party borrowings	203,600	$ 450,000	840,000	$ 710,200	1,229,400	228,600
Capitalized interest from third-party borrowings	783,100	260,200	1,834,000	1,098,900	1,563,700	1,375,000
Trade accounts receivables	54,300		54,300		11,800	52,000
Advertising expense	0	$ 4,400	8,500	$ 6,000	67,500	8,500
Operating lease	$ 906,500		906,500		1,115,500		$ 474,200
Impairment of long-lived assets
2018 Plan [Member]
Reserved shares of common stock issuance								675,676